Sources of finance (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Equity and Debt Financing

The following table summarises the equity and debt financing of the Group, and changes during the year:

		Shares		Debt
	2017 £m	2016 £m	2017 £m	2016 £m
Analysis of changes in financing
Beginning of year	695.4	668.2	6,033.1	5,157.4
Ordinary shares issued	6.4	27.2	–	–
Net increase/(decrease) in drawings on bank loans and corporate bonds	–	–	599.6	(22.5)
Amortisation of financing costs included in net debt	–	–	8.0	9.0
Debt acquired	–	–	–	144.4
Other movements	–	–	(6.9)	(13.1)
Exchange adjustments	–	–	(152.5)	757.9
End of year	701.8	695.4	6,481.3	6,033.1

Note

The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement.

Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2017 £m	2016 £m
Within one year	(391.7)	(582.9)
Between one and two years	(896.3)	(389.5)
Between two and three years	(584.3)	(893.0)
Between three and four years	(1,537.8)	(369.1)
Between four and five years	(487.9)	(812.9)
Over five years	(4,519.1)	(5,144.7)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(8,417.1)	(8,192.1)
Short-term overdrafts – within one year	(393.2)	(534.3)
Future anticipated cash flows	(8,810.3)	(8,726.4)
Effect of discounting/financing rates	1,935.8	2,159.0
Debt financing	(6,874.5)	(6,567.4)

The following table is an analysis of future anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, cash flow hedges and other foreign exchange swaps:

	Financial liabilities		Financial assets
2017	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	97.8	96.7	123.7	128.8
Between one and two years	21.4	20.1	38.6	38.8
Between two and three years	20.5	18.8	39.5	38.6
Between three and four years	20.7	18.6	851.7	851.0
Between four and five years	523.5	521.1	–	–
Over five years	–	–	–	–
	683.9	675.3	1,053.5	1,057.2

	Financial liabilities		Financial assets
2016	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	183.2	183.0	282.5	302.2
Between one and two years	19.2	20.6	51.7	55.4
Between two and three years	18.8	18.1	57.5	58.5
Between three and four years	20.0	18.1	61.2	60.5
Between four and five years	20.7	18.1	1,687.3	1,686.1
Over five years	521.3	518.1	–	–
	783.2	776.0	2,140.2	2,162.7

Analysis of Fixed and Floating Rate Debt by Currency

Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency swaps:

2017 Currency		£m	Fixed rate[1]	Floating basis	Period (months)[1]
$	– fixed	1,146.1	4.62%	n/a	199
	– floating	1,760.9	n/a	LIBOR	n/a
£	– fixed	600.0	4.04%	n/a	245
€	– fixed	2,623.9	1.85%	n/a	80
	– floating	222.2	n/a	EURIBOR	n/a
Other		128.2	n/a	n/a	n/a
		6,481.3

2016 Currency		£m	Fixed rate[1]	Floating basis	Period (months)[1]
$	– fixed	1,255.6	4.62%	n/a	212
	– floating	1,063.1	n/a	LIBOR	n/a
£	– fixed	800.0	4.53%	n/a	193
	– floating	200.0	n/a	LIBOR	n/a
€	– fixed	2,521.9	1.85%	n/a	93
Other		192.5	n/a	n/a	n/a
		6,033.1

Note

[1]	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.